SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

The Company evaluated subsequent events from December 31, 2025 through May 15, 2026, the issuance date of these consolidated financial statements, for events requiring recognition or disclosure in the consolidated financial statements as of and for the year ended December 31, 2025.

In March 2026, the Company completed the sale all long-term assets belonging to a durum wheat mill with a capacity of 240 tons per day, located in Casablanca, Morocco for total consideration of approximately $18,700.

In March 2026, and as part of its previously reported strategy to increase shareholder value, the Company announced that it submitted to the Moroccan antitrust commission a proposed transaction with a Moroccan industrial group, for regulatory approval. In the proposed transaction, the Moroccan industrial group may obtain a controlling interest in Forafric Maroc SA, an indirect subsidiary of the Company. In April 2026, the Company obtained antitrust approval. The transaction remains subject to the satisfaction of certain conditions, including approval by the Board and others.